Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014	Aug. 31, 2014	Jul. 31, 2014	Jun. 30, 2014
C000099775
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 9,473	$ 9,760	$ 9,545	$ 9,282	$ 9,004	$ 9,119	$ 9,119	$ 9,243	$ 9,276	$ 9,308	$ 9,418	$ 9,500	$ 9,126	$ 9,021	$ 9,409	$ 9,507	$ 9,417	$ 9,886	$ 9,644	$ 9,814	$ 9,523	$ 9,556	$ 10,406	$ 10,438	$ 10,083	$ 11,268	$ 11,160	$ 10,826	$ 10,007	$ 9,490	$ 8,833	$ 8,514	$ 9,160	$ 9,031	$ 8,580	$ 8,595	$ 8,430	$ 8,231	$ 7,975	$ 7,353	$ 7,509	$ 6,976	$ 6,826	$ 6,525	$ 6,234	$ 6,279	$ 6,456	$ 6,180	$ 5,912	$ 5,747	$ 5,532	$ 5,577	$ 6,367	$ 6,574	$ 6,966	$ 6,661	$ 6,801	$ 6,691	$ 6,717	$ 6,879	$ 6,952	$ 6,844	$ 7,122	$ 7,181	$ 7,202	$ 7,077	$ 6,807	$ 6,812	$ 7,150	$ 7,427	$ 7,389	$ 7,481	$ 7,705	$ 7,986	$ 7,861	$ 7,703	$ 7,713	$ 7,877	$ 7,726	$ 7,585	$ 7,552	$ 7,401	$ 7,340	$ 7,267	$ 7,143	$ 7,200	$ 7,299	$ 7,391	$ 7,633	$ 7,620	$ 7,633	$ 7,497	$ 7,427	$ 7,472	$ 7,272	$ 7,296	$ 7,739	$ 7,516	$ 7,467	$ 7,006	$ 6,797	$ 6,828	$ 6,908	$ 7,041	$ 7,341	$ 7,354	$ 7,545	$ 7,619	$ 8,232	$ 8,085	$ 8,294	$ 8,054	$ 8,337	$ 8,196	$ 8,337	$ 8,565	$ 8,631	$ 8,565	$ 8,961	$ 9,039	$ 9,425
C000099777
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 9,325	9,614	9,413	9,157	8,889	9,017	9,017	9,141	9,195	9,213	9,339	9,430	9,049	8,953	9,351	9,442	9,380	9,832	9,615	9,796	9,507	9,543	10,389	10,426	10,087	11,272	11,175	10,849	10,026	9,518	8,853	8,539	9,204	9,071	8,633	8,650	8,490	8,287	8,041	7,416	7,576	7,052	6,900	6,600	6,313	6,355	6,537	6,267	5,998	5,833	5,623	5,665	6,474	6,693	7,096	6,791	6,942	6,825	6,862	7,021	7,105	6,997	7,290	7,357	7,380	7,254	6,987	6,994	7,343	7,636	7,604	7,702	7,936	8,224	8,103	7,951	7,967	8,140	7,989	7,846	7,815	7,664	7,604	7,536	7,407	7,475	7,581	7,679	7,936	7,929	7,951	7,808	7,742	7,801	7,598	7,619	8,088	7,861	7,818	7,335	7,122	7,158	7,243	7,392	7,712	7,726	7,932	8,017	8,670	8,521	8,741	8,493	8,805	8,656	8,812	9,059	9,136	9,073	9,496	9,586	10,000
C000172345
Account Value [Line Items]
Line Graph and Table Measure Name	Class R6
Account Value	$ 12,914	13,311	13,001	12,647	12,264	12,418	12,418	12,595	12,639	12,661	12,818	12,927	12,404	12,251	12,794	12,902	12,792	13,419	13,095	13,331	12,921	12,964	14,117	14,146	13,671	15,270	15,112	14,667	13,539	12,836	11,946	11,511	12,385	12,199	11,594	11,604	11,375	11,100	10,761	9,913	10,122	9,404	9,195	8,797	8,399	8,449	8,685	8,320	7,954	7,728	7,443	7,492	8,549	8,833	9,352	8,939	9,133	8,977	9,011	9,215	9,312	9,170	9,537	9,614	9,641	9,468	9,102	9,110	9,555	9,919	9,869	9,990	10,285	10,652	10,479	10,272	10,283	10,499	10,292	10,098	10,046	9,848	9,758	9,663	9,491	9,567	9,696	9,816	10,132	10,115	10,132	9,939	9,840	9,906	9,637	9,661	10,246	10,000
C000099779
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 10,255	10,556	10,327	10,045	9,743	9,866	9,866	9,993	10,046	10,063	10,175	10,262	9,863	9,745	10,160	10,263	10,180	10,680	10,422	10,597	10,288	10,305	11,229	11,252	10,874	12,155	12,040	11,673	10,789	10,227	9,516	9,172	9,871	9,722	9,239	9,255	9,072	8,855	8,576	7,907	8,076	7,503	7,336	7,013	6,703	6,743	6,935	6,635	6,350	6,172	5,944	5,983	6,833	7,060	7,476	7,149	7,297	7,180	7,204	7,375	7,453	7,334	7,629	7,691	7,716	7,585	7,292	7,294	7,652	7,951	7,908	8,006	8,242	8,541	8,402	8,236	8,249	8,422	8,255	8,103	8,068	7,902	7,833	7,757	7,625	7,682	7,786	7,883	8,141	8,127	8,141	7,991	7,918	7,964	7,753	7,772	8,244	8,006	7,954	7,457	7,237	7,269	7,346	7,489	7,811	7,817	8,021	8,098	8,749	8,595	8,814	8,556	8,859	8,704	8,852	9,092	9,162	9,092	9,514	9,589	10,000
C000099774
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 8,782	8,919	8,765	8,535	8,262	8,385	8,352	8,583	8,781	8,757	8,819	8,887	8,363	8,039	8,519	8,583	8,601	9,025	9,070	9,297	9,049	8,873	9,656	9,647	9,253	10,370	10,214	9,808	9,028	8,498	7,812	7,546	8,142	7,936	7,560	7,583	7,446	7,311	7,116	6,572	6,716	6,308	6,146	5,855	5,656	5,578	5,771	5,406	5,114	5,000	4,792	4,866	5,581	5,878	6,344	6,040	6,199	6,076	6,005	6,148	6,189	6,028	6,237	6,264	6,275	6,212	5,891	6,327	6,363	6,503	6,381	6,496	6,638	6,878	6,782	6,611	6,652	6,770	6,638	6,445	6,475	6,339	6,349	6,323	6,183	6,195	6,279	6,375	6,549	6,535	6,527	6,411	6,327	6,358	6,165	6,275	6,613	6,351	6,363	5,864	5,648	5,741	5,839	6,025	6,497	6,526	6,757	6,819	7,629	7,500	7,708	7,290	7,685	7,492	7,750	8,390	8,746	8,817	9,402	9,502	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 8,782	8,919	8,765	8,535	8,262	8,385	8,352	8,583	8,781	8,757	8,819	8,887	8,363	8,039	8,519	8,583	8,601	9,025	9,070	9,297	9,049	8,873	9,656	9,647	9,253	10,370	10,214	9,808	9,028	8,498	7,812	7,546	8,142	7,936	7,560	7,583	7,446	7,311	7,116	6,572	6,716	6,308	6,146	5,855	5,656	5,578	5,771	5,406	5,114	5,000	4,792	4,866	5,581	5,878	6,344	6,040	6,199	6,076	6,005	6,148	6,189	6,028	6,237	6,264	6,275	6,212	5,891	6,327	6,363	6,503	6,381	6,496	6,638	6,878	6,782	6,611	6,652	6,770	6,638	6,445	6,475	6,339	6,349	6,323	6,183	6,195	6,279	6,375	6,549	6,535	6,527	6,411	6,327	6,358	6,165	6,275	6,613	6,351	6,363	5,864	5,648	5,741	5,839	6,025	6,497	6,526	6,757	6,819	7,629	7,500	7,708	7,290	7,685	7,492	7,750	8,390	8,746	8,817	9,402	9,502	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 13,827	14,043	13,801	13,439	13,009	13,203	13,151	13,514	13,826	13,789	13,886	13,993	13,169	12,658	13,414	13,515	13,543	14,211	14,281	14,639	14,249	13,971	15,204	15,190	14,569	16,329	16,083	15,444	14,215	13,381	12,301	11,882	12,820	12,497	11,904	11,940	11,724	11,511	11,205	10,347	10,575	9,932	9,678	9,219	8,906	8,783	9,087	8,512	8,052	7,872	7,545	7,663	8,788	9,255	9,990	9,510	9,760	9,567	9,456	9,680	9,746	9,491	9,821	9,863	9,881	9,782	9,276	9,963	10,019	10,240	10,047	10,228	10,452	10,830	10,679	10,410	10,475	10,659	10,452	10,149	10,196	9,982	9,997	9,957	9,736	9,755	9,886	10,038	10,312	10,291	10,277	10,095	9,962	10,011	9,707	9,881	10,413	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 8,782	8,919	8,765	8,535	8,262	8,385	8,352	8,583	8,781	8,757	8,819	8,887	8,363	8,039	8,519	8,583	8,601	9,025	9,070	9,297	9,049	8,873	9,656	9,647	9,253	10,370	10,214	9,808	9,028	8,498	7,812	7,546	8,142	7,936	7,560	7,583	7,446	7,311	7,116	6,572	6,716	6,308	6,146	5,855	5,656	5,578	5,771	5,406	5,114	5,000	4,792	4,866	5,581	5,878	6,344	6,040	6,199	6,076	6,005	6,148	6,189	6,028	6,237	6,264	6,275	6,212	5,891	6,327	6,363	6,503	6,381	6,496	6,638	6,878	6,782	6,611	6,652	6,770	6,638	6,445	6,475	6,339	6,349	6,323	6,183	6,195	6,279	6,375	6,549	6,535	6,527	6,411	6,327	6,358	6,165	6,275	6,613	6,351	6,363	5,864	5,648	5,741	5,839	6,025	6,497	6,526	6,757	6,819	7,629	7,500	7,708	7,290	7,685	7,492	7,750	8,390	8,746	8,817	9,402	9,502	10,000
DWS Index: Bloomberg Commodity Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Commodity Index
Account Value	$ 878,157	$ 891,874	$ 876,487	$ 853,519	$ 826,188	$ 838,522	$ 835,199	$ 858,284	$ 878,064	$ 875,738	$ 881,861	$ 888,670	$ 836,345	$ 803,874	$ 851,889	$ 858,339	$ 860,110	$ 902,519	$ 906,963	$ 929,722	$ 904,943	$ 887,276	$ 965,568	$ 964,718	$ 925,278	$ 1,037,012	$ 1,021,436	$ 980,823	$ 902,761	$ 849,820	$ 781,237	$ 754,634	$ 814,153	$ 793,645	$ 756,031	$ 758,274	$ 744,584	$ 731,050	$ 711,634	$ 657,152	$ 671,570	$ 630,757	$ 614,619	$ 585,496	$ 565,628	$ 557,771	$ 577,112	$ 540,553	$ 511,367	$ 499,957	$ 479,159	$ 486,646	$ 558,139	$ 587,764	$ 634,439	$ 603,990	$ 619,862	$ 607,577	$ 600,523	$ 614,783	$ 618,946	$ 602,759	$ 623,745	$ 626,386	$ 627,506	$ 621,217	$ 589,130	$ 632,709	$ 636,292	$ 650,331	$ 638,095	$ 649,596	$ 663,762	$ 687,808	$ 678,200	$ 661,114	$ 665,248	$ 676,956	$ 663,774	$ 644,532	$ 647,519	$ 633,925	$ 634,871	$ 632,322	$ 618,341	$ 619,532	$ 627,872	$ 637,470	$ 654,900	$ 653,536	$ 652,652	$ 641,096	$ 632,659	$ 635,765	$ 616,457	$ 627,514	$ 661,317	$ 635,083	$ 636,285	$ 586,372	$ 564,788	$ 574,127	$ 583,941	$ 602,534	$ 649,662	$ 652,574	$ 675,663	$ 681,928	$ 762,945	$ 749,989	$ 770,786	$ 728,987	$ 768,457	$ 749,157	$ 775,045	$ 839,031	$ 874,609	$ 881,697	$ 940,234	$ 950,165	$ 1,000,000